Advances to Suppliers and Other (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Advance to suppliers [Member]
Advances to Suppliers and Other [Line Items]
Advance payment for potential factory lease	$ 1,000,000	$ 1,000,000